Inverse Russell 2000 2x Strategy Fund Expense Example - Class A and Class C [Member] - Inverse Russell 2000 2x Strategy Fund	Mar. 31, 2026 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 348
Expense Example, with Redemption, 3 Years	784
Expense Example, with Redemption, 5 Years	1,347
Expense Example, with Redemption, 10 Years	2,878
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	640
Expense Example, with Redemption, 3 Years	1,005
Expense Example, with Redemption, 5 Years	1,395
Expense Example, with Redemption, 10 Years	$ 2,483